united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Navigator FUNDS

Semi-Annual Report

March 31, 2018

Navigator Equity Hedged Fund

Share Class	Ticker	Cusip
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Advised by: Clark Capital Management Group

Navigator Duration Neutral Bond Fund

Share Class	Ticker	Cusip
A share	NDNAX	66538B875
I share	NDNIX	66538B859
C share	NDNCX	66538B867

Advised by: Clark Capital Management Group

Navigator Sentry Managed Volatility Fund

Share Class	Ticker	Cusip
A share	NVXAX	66538B644
I share	NVXIX	66538B628
C share	NVXCX	66538B636

Advised by: Clark Capital Management Group

Navigator Tactical Fixed Income Fund

Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Advised by: Clark Capital Management Group

1-877-766-2264 • www.navigatorfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Navigator Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfund.com

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended March 31, 2018 compared to its benchmarks:

			Annualized

	Six Months	One Year	Three Years	Five Years	Since Inception *
Navigator Equity Hedged Fund:
Class A	2.96%	10.66%	3.03%	4.01%	1.69%
Class A with load of 5.50%	(2.71)%	4.57%	1.10%	2.84%	0.90%
Class C	2.48%	9.83%	2.28%	3.23%	0.93%
Class I	3.04%	10.93%	3.28%	4.27%	1.95%
MSCI World Index	4.15%	13.59%	7.97%	9.70%	9.09%
HFRX Equity Hedge Index	3.93%	8.35%	1.99%	3.12%	0.54%

*	Fund commenced operations on December 28, 2010.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 23 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 29, 2018 prospectus, the total annual operating expenses before fee waivers are 1.89%, 2.64% and 1.64% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+

Exchange Traded Funds	66.9%	Collateral For Securities Loaned	24.1%
Sector Funds	42.1%	Mutual Fund	6.0%
Country Funds	18.0%	Asset Allocation	6.0%
Large -Cap Index Funds	6.8%	Short-Term Investments	3.0%
			100.0%

+	Based on Portfolio Market Value as of March 31, 2018. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Duration Neutral Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2018 compared to its benchmark:

			Annualized

	Six Months	One Year	Three Years	Since Inception *
Navigator Duration Neutral Bond Fund:
Class A	0.69%	2.21%	1.85%	1.84%
Class A with load of 3.75%	(3.08)%	(1.66)%	0.58%	0.98%
Class C	0.33%	1.45%	1.08%	1.12%
Class I	0.94%	2.50%	2.12%	2.07%
Bloomberg Barclays Municipal Bond Index	(0.37)%	2.66%	2.25%	3.83%

*	Fund commenced operations on September 23, 2013.

Bloomberg Barclays Municipal Bond Index: Includes most investment-grade tax-exempt bonds that are issued by state and local governments. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 29, 2018 prospectus, the total annual operating expenses before fee waivers are 1.60%, 2.35% and 1.35% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+

Municipal Bonds & Notes	78.7%
Short-Term Investments	21.3%
100.0%

+	Based on Portfolio Market Value as of March 31, 2018. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Sentry Managed Volatility Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2018 compared to its benchmark:

			Annualized

	Six Months	One Year	Three Years	Since Inception *
Navigator Sentry Managed Volatility Fund:
Class A	(12.18)%	(42.72)%	(37.42)%	(35.03)%
Class A with load of 3.75%	(15.61)%	(44.90)%	(38.23)%	(35.64)%
Class C	(11.62)%	(42.43)%	(37.18)%	(34.85)%
Class I	(11.62)%	(42.43)%	(37.18)%	(34.85)%
S&P 500 Inverse Daily Index	(5.10)%	(11.25)%	(10.12)%	(10.46)%

*	Fund commenced operations on March 6, 2014.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500® by taking a short position in the index. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 29, 2018 prospectus, the total annual operating expenses before fee waivers are 2.32%, 3.07% and 2.11% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+

Options Purchased +	10.4%
Securities Sold Short	(42.6)%
Short-Term Investments	132.2%
100.0%

+	Based on Portfolio Market Value as of March 31, 2018. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

+ Options purchased percentage is netted with options written.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2018 compared to its benchmark:

			Annualized

	Six Months	One Year	Three Years	Since Inception *
Navigator Tactical Fixed Income Fund:
Class A	(0.74)%	2.51%	6.00%	4.28%
Class A with load of 3.75%	(4.46)%	(1.30)%	4.65%	3.29%
Class C	(1.12)%	1.77%	5.22%	3.54%
Class I	(0.59)%	2.80%	6.28%	4.58%
Barclays U.S. Corporate High Yield Bond Index	(0.39)%	3.78%	5.17%	4.39%

*	Fund commenced operations on March 27, 2014.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 29, 2018 prospectus, the total annual operating expenses before fee waivers are 1.34%, 2.09% and 1.09% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+

Corporate Bonds	43.0%
Short-Term Investments	25.3%
U.S. Treasury Notes	13.1%
Exchange Traded Funds	7.4%
Collateral for Securities Loaned	5.3%
Municipal Bonds & Notes	2.4%
Certificates of Deposits	2.4%
Mutual Funds	1.1%
100.0%

+	Based on Portfolio Market Value as of March 31, 2018. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 87.9%
	COUNTRY FUNDS - 23.7%
44,325	Global X MSCI Argentina ETF (a)	$1,581,516
72,549	iShares MSCI Brazil Capped ETF (a)	3,255,999
13,728	iShares MSCI South Africa ETF (a)	943,114
28,840	iShares MSCI Thailand Capped ETF (a)	2,875,348
66,833	VanEck Vectors Russia ETF	1,519,782
		10,175,759

	LARGE-CAP INDEX FUNDS - 8.9%
35,959	iShares Edge MSCI USA Momentum Factor ETF	3,808,777

	SECTOR FUNDS - 55.3%
38,637	Amplify Online Retail ETF (a)	1,741,756
16,465	First Trust Dow Jones Internet Index Fund (a)	1,984,032
6,254	iShares PHLX Semiconductor ETF (a)	1,126,033
20,166	iShares Russell 2000 Growth ETF (a)	3,843,035
8,686	iShares U.S. Aerospace & Defense ETF	1,719,480
45,502	iShares U.S. Broker-Dealers & Securities Exchange ETF (a)	2,977,196
50,613	SPDR S&P Bank ETF (a)	2,423,857
40,000	SPDR S&P Regional Banking ETF	2,415,600
14,449	Vanguard Consumer Discretionary ETF (a)	2,291,900
18,922	Vanguard Information Technology ETF	3,235,662
		23,758,551

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,849,947)	37,743,087

	MUTUAL FUNDS - 7.8%
	ASSET ALLOCATION - 7.8%
1,924,086	Navigator Sentry Managed Volatility Fund - Class I * #	3,367,151
	TOTAL MUTUAL FUNDS (Cost - $7,221,037)

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
1,699,676	Milestone Treasury Obligations Fund, Institutional Class, 1.47% +	1,699,676
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,699,676)

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	COLLATERAL FOR SECURITIES LOANED- 31.6%
13,565,552	Dreyfus Government Cash Management - Institutional Shares, 1.54%+	$13,565,552
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $13,565,552)

	TOTAL INVESTMENTS - 131.3% (Cost - $59,336,212)	$56,375,466
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.3)%	(13,438,620)
	NET ASSETS - 100.0%	$42,936,846

ETF - Exchange-Traded Fund

*	Non-income producing.

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $13,481,320 at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)			Maturity	Value
	MUNICIPAL BONDS & NOTES - 74.3%
	COLORADO - 6.5%
1,000,000	Grand River Hospital District	5.250			12/1/2037	$1,163,265
2,550,000	Tender Option Bond Trust Receipts/Certificates - 144A	0.000			10/29/2027	2,550,000
						3,713,265
	ILLINOIS - 6.2%
580,000	State of Illinois	5.000			1/1/2019	589,871
2,160,000	State of Illinois	3.250			11/1/2026	1,964,887
1,000,000	State of Illinois	4.250			6/15/2030	1,030,120
						3,584,878
	KENTUCKY - 3.9%
600,000	County of Shawnee KS	4.000			9/1/2029	656,076
650,000	County of Shawnee KS	4.000			9/1/2030	706,833
800,000	County of Shawnee KS	4.000			9/1/2031	864,476
						2,227,385
	NEW JERSEY - 10.6%
1,600,000	New Jersey Transportation Trust Fund Authority	5.000			6/15/2024	1,609,504
1,190,000	New Jersey Transportation Trust Fund Authority	5.125			6/15/2029	1,261,329
2,880,000	New Jersey Turnpike Authority	5.000			1/1/2045	3,192,106
						6,062,939
	OREGON - 0.2%
120,000	Tri-County Metropolitan Transportation District of Oregon	5.000			11/1/2018	120,304

	PENNSYLVANIA - 25.8%
3,150,000	Pennsylvania Turnpike Commission	5.000			12/1/2041	3,513,541
1,360,000	Philadelphia Gas Works Co	5.250			8/1/2040	1,447,196
1,750,000	Pittsburgh Water & Sewer Authority	1.891			9/1/2018	1,747,637
500,000	Pittsburgh Water & Sewer Authority, 1 mo. LIBOR + 0.640% **	1.820			9/1/2040	500,627
1,425,000	Commonwealth Financing Authority	5.000			6/1/2023	1,572,466
1,000,000	Commonwealth Financing Authority	5.000			6/1/2029	1,140,145
1,245,000	Commonwealth Financing Authority	5.000			6/1/2030	1,412,596
1,000,000	Commonwealth Financing Authority	5.000			6/1/2031	1,130,035
2,000,000	Commonwealth Financing Authority	5.000			6/1/2031	2,285,850
						14,750,093
	TEXAS - 21.1%
5,850,000	Texas Water Development Board	4.000			10/15/2032	6,311,741
2,900,000	Texas Water Development Board	4.000			10/15/2033	3,116,456
300,000	West Travis County Public Utility Agency	4.000			8/15/2032	319,283
2,200,000	West Travis County Public Utility Agency	4.000			8/15/2033	2,328,612
						12,076,092

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $42,743,450)					42,534,956

					Notional
Contracts ^		Strike Price		Expiration	Amount
	OPTIONS PURCHASED * - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
100	10-Year U. S. Treasury Note Futures		$124.00	June-18	12,400,000	$10,937
60	U.S. Treasury Long Bond Futures		150.00	May-18	9,000,000	11,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $10,938)					22,187

	TOTAL OPTIONS PURCHASED (Cost - $10,938)					22,187

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 20.1%
	MONEY MARKET FUND - 20.1%
11,519,635	Dreyfus Government Cash Management - Institutional Shares, 1.80% +	$11,516,179
	TOTAL SHORT TERM INVESTMENTS (Cost - $11,518,475)

	TOTAL INVESTMENTS - 94.4% (Cost - $54,272,863)	$54,073,322
	OTHER ASSETS LESS LIABILITIES - 5.6%	3,186,171
	NET ASSETS - 100.0%	$57,259,493

LIBOR - London Interbank Offered Rate

*	Non-income producing.

**	Variable rate security. Interest rate is as of March 31, 2018.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

^	Each option contract allows the Fund to purchase 1 underlying futures contract.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $2,550,000 or 4.5% of net assets.

FUTURES CONTRACTS
				Unrealized
Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at March 31, 2018	Depreciation
110	Fixed Rate 10-Year Interest Rate Swaps	June-18	$10,440,100	$(132,946)
53	10-Year U. S. Treasury Note Futures	June-18	6,420,420	(54,328)
60	U.S. Treasury Long Bond Futures	June-18	8,797,800	(203,711)
	TOTAL FUTURES CONTRACTS			$(390,985)

The accompanying notes are an integral part of these financial statements.

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 33.1%
	CALL OPTIONS PURCHASED - 20.4%
3,000	iPath S&P 500 VIX Short-Term Futures ETN	$39.00	April-18	$11,700,000	$2,752,500
2,500	iPath S&P 500 VIX Short-Term Futures ETN	45.00	April-18	11,250,000	1,125,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,054,353)				3,877,500

	PUT OPTIONS PURCHASED - 12.7%
700	S&P 500 Index	2,540.00	May-18	177,800,000	2,418,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,341,446)

	TOTAL OPTIONS PURCHASED (Cost - $6,395,799)				6,296,000

Shares
	SHORT-TERM INVESTMENTS - 21.2%
	MONEY MARKET FUND - 21.2%
4,038,477	Milestone Treasury Obligations Fund, Institutional Class, 1.47% +				4,038,477
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,038,477)

	TOTAL INVESTMENTS - 54.3% (Cost - $10,434,276)				$10,334,477
	OPTIONS WRITTEN (Premiums Received - $5,094,988) - (31.4)%				(5,979,313)
	SECURITIES SOLD SHORT (Premiums Received - $1,117,812) - (6.8)%				(1,301,025)
	OTHER ASSETS LESS LIABILITIES 83.9%				15,975,151
	NET ASSETS - 100.0%				$19,029,290

	SECURITIES SOLD SHORT - (6.8)%
	EXCHANGE-TRADED NOTES
(27,500)	iPath S&P 500 VIX Short-Term Futures ETN (Premiums Received $1,117,812)				$(1,301,025)

Contracts ^
	OPTIONS WRITTEN * - (31.4)%
	CALL OPTIONS WRITTEN - (25.2)%
(2,725)	iPath S&P 500 VIX Short-Term Futures ETN	37.00	April-18	(10,082,500)	(3,167,813)
(2,500)	iPath S&P 500 VIX Short-Term Futures ETN	42.00	April-18	(10,500,000)	(1,625,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $2,576,434)				(4,792,813)

	PUT OPTIONS WRITTEN - (6.2)%
(700)	S&P 500 Index	2,420.00	May-18	(169,400,000)	(1,186,500)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,518,554)

	TOTAL OPTIONS WRITTEN (Premiums Received - $5,094,988)				$(5,979,313)

ETN - Exchange-Traded Note

*	Non-income producing.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

^	Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares				Value
	EXCHANGE TRADED FUNDS - 7.7%
	DEBT FUNDS - 7.7%
969,000	iShares iBoxx $ High Yield Corporate Bond ETF (a)			$82,985,160
2,017,569	SPDR Bloomberg Barclays High Yield Bond ETF (a)			72,329,848
2,803,813	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)			76,740,362
	TOTAL EXCHANGE TRADED FUNDS (Cost - $233,193,117)			232,055,370

	MUTUAL FUNDS - 1.1%
	DEBT FUND - 1.1%
3,273,097	Navigator Duration Neutral Bond Fund - Class I #			33,483,780
	TOTAL MUTUAL FUNDS (Cost - $33,483,737)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 44.6%
	AGRICULTURE - 0.9%
5,800,000	BAT International Finance PLC, 3 mo. LIBOR + 0.510% - 144A **	2.635	6/15/2018	5,802,055
19,155,000	Philip Morris International, Inc.	1.625	2/21/2019	18,965,793
3,000,000	Reynolds American, Inc.	2.300	6/12/2018	2,998,619
				27,766,467
	AUTO MANUFACTURERS - 1.2%
4,000,000	American Honda Finance Corp., 3 mo. LIBOR + 0.150% **	1.970	11/13/2019	3,998,409
4,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.860% - 144A **	2.633	8/1/2018	4,008,258
11,962,000	General Motors Financial Co., Inc.	3.250	5/15/2018	11,965,422
7,634,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 1.360% **	3.068	4/10/2018	7,635,223
9,217,000	Nissan Motor Acceptance Corp., 3 mo. LIBOR + 0.800% - 144A **	2.504	4/6/2018	9,217,321
				36,824,633
	BANKS - 16.9%
25,000,000	American Express Centurion Bank, 3 mo. LIBOR + 0.300% **	2.424	6/15/2018	25,005,627
5,000,000	Bank of America Corp.	6.875	4/25/2018	5,013,006
7,500,000	Bank of America NA	1.750	6/5/2018	7,490,226
9,646,000	BB&T Corp.	2.250	2/1/2019	9,604,036
23,679,000	BB&T Corp., 3 mo. LIBOR + 0.660% **	2.433	2/1/2019	23,775,187
5,000,000	BNP Paribas	2.700	8/20/2018	5,004,944
4,000,000	Citigroup, Inc.	1.700	4/27/2018	3,997,867
23,121,000	Citigroup, Inc., 3 mo. LIBOR + 0.690% **	2.450	4/27/2018	23,126,334
7,140,000	Citigroup, Inc., 3 mo. LIBOR + 0.860% **	2.895	12/7/2018	7,171,050
1,290,000	Citigroup, Inc., 3 mo. LIBOR + 1.700% **	3.539	5/15/2018	1,292,011
26,292,000	Citigroup, Inc., 3 mo. LIBOR + 0.930% **	2.965	6/7/2019	26,470,231
4,685,000	Fifth Third Bank, 3 mo. LIBOR + 0.910% **	2.795	8/20/2018	4,695,358
5,000,000	Fifth Third Bank	2.150	8/20/2018	4,990,150
10,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.200% **	2.967	4/30/2018	10,005,794
35,649,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.100% **	2.939	11/15/2018	35,803,915
5,600,000	HSBC USA, Inc., 3 mo. LIBOR + 0.770% **	2.563	8/7/2018	5,609,743
14,900,000	ING Bank NV, 3 mo. LIBOR + 1.130% - 144A **	3.378	3/22/2019	15,021,209
50,000,000	JPMorgan Chase Bank NA, 3 mo. LIBOR + 0.290% **	2.063	2/1/2021	50,016,502
17,044,000	Lloyds Bank PLC	2.050	1/22/2019	16,955,285
15,000,000	Morgan Stanley	2.125	4/25/2018	14,995,799
4,800,000	Morgan Stanley, 3 mo. LIBOR + 0.550% **	2.294	2/10/2021	4,803,936
7,320,000	Morgan Stanley, 3 mo. LIBOR + 1.280% **	3.025	4/25/2018	7,324,282
13,792,000	Morgan Stanley, 3 mo. LIBOR + 0.850% **	2.591	1/24/2019	13,851,996
15,000,000	Morgan Stanley, 3 mo. LIBOR + 0.800% **	2.633	2/14/2020	15,047,423
6,500,000	Royal Bank of Canada, 3 mo. LIBOR+ 0.530% **	2.654	3/15/2019	6,516,653
10,000,000	Royal Bank of Canada, 3 mo. LIBOR+ 0.710% **	2.432	4/15/2019	10,050,495
3,500,000	Royal Bank of Canada, 3 mo. LIBOR+ 0.300% **	2.044	7/23/2018	3,502,583
15,000,000	Royal Bank of Canada, 3 mo. LIBOR+ 0.450% **	2.158	1/10/2019	15,024,389
5,250,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.550% **	2.317	4/30/2018	5,251,251
3,500,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.150% **	1.891	10/24/2019	3,498,605
50,000,000	US Bank NA, 3 mo. LIBOR + 0.125% **	1.869	1/17/2020	49,987,558
8,504,000	Wells Fargo & Co, 3 mo. LIBOR + 0.630% **	2.374	4/23/2018	8,505,012
24,680,000	Wells Fargo & Co, 3 mo. LIBOR + 0.400% **	2.507	9/14/2018	24,701,972
18,500,000	Wells Fargo Bank NA, 3 mo. LIBOR + 0.500% **	2.484	11/28/2018	18,541,529
29,000,000	Wells Fargo Bank NA, Preferred, 3 mo. LIBOR + 0.600% **	2.544	5/24/2019	29,130,080
				511,782,038
	BEVERAGES - 2.9%
20,000,000	Anheuser-Busch InBev Finance, Inc.	1.900	2/1/2019	19,945,853
66,807,000	PepsiCo, Inc., 3 mo. LIBOR + 0.000% **	1.722	10/15/2018	66,799,514
				86,745,367
	BIOTECHNOLOGY - 1.2%
20,000,000	Gilead Sciences, Inc., 3 mo. LIBOR + 0.220% **	2.422	3/20/2019	20,002,839
16,200,000	Gilead Sciences, Inc., 3 mo. LIBOR + 0.170% **	2.372	9/20/2018	16,195,081
				36,197,920
	BUILDING MATERIALS - 0.1%
3,000,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.500% **	2.702	12/20/2019	3,005,329

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	COMMERCIAL SERVICES - 0.4%
7,000,000	Moody’s Corp., 3 mo. LIBOR + 0.350% **	2.375	9/4/2018	$7,001,386
5,462,000	Western Union Co., 3 mo. LIBOR + 0.800% **	2.704	5/22/2019	5,479,919
				12,481,305
	COMPUTERS - 0.6%
15,302,000	Apple, Inc., 3 mo. LIBOR + 0.250% **	2.037	5/3/2018	15,304,114
2,000,000	NetApp, Inc.	2.000	9/27/2019	1,969,735
				17,273,849
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
2,000,000	AIG Global Funding - 144A	1.950	10/18/2019	1,975,668
14,255,000	American Express Co., 3 mo. LIBOR + 0.590% **	2.494	5/22/2018	14,263,487
18,274,000	American Express Co.	1.550	5/22/2018	18,247,742
14,650,000	American Express Credit Corp., 3 mo. LIBOR + 0.610% **	2.382	7/31/2018	14,665,529
4,500,000	American Express Credit Corp., 3 mo. LIBOR + 0.550% **	2.728	3/18/2019	4,514,525
13,000,000	Capital One Bank USA NA	2.250	2/13/2019	12,932,324
50,000,000	Capital One Bank USA NA, 3 mo. LIBOR + 0.700% **	2.757	12/9/2019	50,147,000
				116,746,275
	ELECTRIC - 0.5%
5,000,000	Mississippi Power Co., 3 mo. LIBOR + 0.650% **	2.942	3/27/2020	5,002,096
5,000,000	Pacific Gas & Electric Co., 3 mo. LIBOR + 0.230% -144A **	2.214	11/28/2018	4,988,262
5,000,000	Sempra Energy	6.150	6/15/2018	5,042,505
				15,032,863
	FOOD - 1.3%
15,000,000	Campbell Soup Co., 3 mo. LIBOR + 0.500% **	2.645	3/16/2020	15,004,274
25,545,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	2.434	5/30/2019	25,592,891
				40,597,165
	HEALTHCARE SERVICES - 0.9%
9,700,000	Aetna, Inc.	2.200	3/15/2019	9,656,838
2,575,000	Sutter Health	1.674	8/15/2053	2,568,070
16,200,000	UnitedHealth Group, Inc.	1.625	3/15/2019	16,044,992
				28,269,900
	HOUSEHOLD PRODUCTS/WARES - 0.6%
17,814,000	Church & Dwight Co., Inc., 3 mo. LIBOR + 0.150% **	1.895	1/25/2019	17,816,145

	INSURANCE - 3.9%
2,694,000	Berkshire Hathaway, Inc., 3 mo. LIBOR + 0.150% **	1.939	8/6/2018	2,694,797
6,620,000	Marsh & McLennan Cos., Inc.	2.550	10/15/2018	6,620,632
10,456,000	MetLife, Inc.	6.817	8/15/2018	10,612,595
7,000,000	Metropolitan Life Global Funding I, 3 mo. LIBOR + 0.220% - 144A **	2.397	9/19/2019	7,010,875
70,000,000	New York Life Global Funding, 3 mo. LIBOR + 0.100% - 144A **	1.867	1/21/2020	69,947,935
10,000,000	Principal Life Global Funding II, 3 mo. LIBOR + 0.300% - 144A **	2.192	5/21/2018	9,997,201
12,447,000	Prudential Financial, Inc., 3 mo. LIBOR + 0.780% **	2.619	8/15/2018	12,475,738
				119,359,773
	MACHINERY - CONSTRUCTION & MINING - 1.0%
15,000,000	Caterpillar Financial Services Corp.	7.150	2/15/2019	15,606,784
15,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.180% **	2.205	12/6/2018	15,001,908
				30,608,692
	MACHINERY - DIVERSIFIED - 0.1%
3,000,000	John Deere Capital Corp., 3 mo. LIBOR + 0.120% **	1.816	7/5/2019	3,000,941

	MEDIA - 0.6%
7,500,000	Historic TW, Inc.	6.875	6/15/2018	7,559,816
11,086,000	NBCUniversal Enterprise, Inc., 3 mo. LIBOR + 0.685% - 144A **	2.405	4/15/2018	11,087,159
				18,646,975
	MISCELLANEOUS MANUFACTURING - 1.2%
9,250,000	Siemens Financieringsmaatschappij NV, 3 mo. LIBOR + 0.280% - 144A **	2.224	5/25/2018	9,251,413
25,245,000	Siemens Financieringsmaatschappij NV, 3 mo. LIBOR + 0.320% - 144A **	2.409	9/13/2019	25,332,696
				34,584,109
	MULTI-NATIONAL - 1.0%
30,000,000	International Bank for Reconstruction and Development, 1 mo. LIBOR + 0.050% **	1.790	1/11/2019	29,997,791

	OIL & GAS - 2.0%
21,809,000	BP Capital Markets PLC, 3 mo. LIBOR + 0.630% **	2.916	9/26/2018	21,857,450
22,370,000	Chevron Corp.	1.686	2/28/2019	22,229,510
10,000,000	Chevron Corp., 3 mo. LIBOR + 0.510% **	2.360	11/16/2018	10,030,114
7,384,000	Statoil ASA, 3 mo. LIBOR + 0.460% **	2.251	11/8/2018	7,398,804
				61,515,878

	PHARMACEUTICALS - 1.0%
10,000,000	AstraZeneca PLC, 3 mo. LIBOR + 0.530% **	2.380	11/16/2018	10,029,428
19,454,000	McKesson Corp.	2.284	3/15/2019	19,353,853
				29,383,281

	PIPELINES - 0.3%
10,000,000	Kinder Morgan Energy Partners LP	2.650	2/1/2019	9,972,084

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - 0.2%
5,000,000	Wal-Mart Stores, Inc., 3 mo. LIBOR - 0.300% **	1.674	10/9/2019	$4,997,261

	TELECOMMUNICATIONS - 1.9%
28,559,000	Cisco Systems, Inc.	4.950	2/15/2019	29,175,546
6,531,000	Deutsche Telekom International Finance BV	6.750	8/20/2018	6,634,225
20,000,000	Orange SA	2.750	2/6/2019	19,996,867
				55,806,638

	TOTAL CORPORATE BONDS (Cost - $1,349,005,854)			1,348,412,679

	MUNICIPAL BONDS & NOTES - 2.5%
	CALIFORNIA - 0.3%
9,230,000	State of California, 1 mo. LIBOR + 0.900% **	2.480	5/1/2018	9,231,708

	COLORADO - 0.5%
16,000,000	Tender Option Bond Trust Receipts/Certificates - 144A	0.000	10/29/2027	16,000,000

	ILLIONOIS - 0.6%
17,000,000	State of Illinois	5.000	6/1/2018	17,069,275
2,000,000	State of Illinois	4.000	7/1/2018	2,007,510
				19,076,785

	KENTUCKY - 0.1%
2,592,400	Kentucky Asset Liability Commission	3.165	4/1/2018	2,592,556

	NEW JERSEY - 0.4%
12,200,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	12,272,468

	PENNSYLVANIA - 0.6%
11,000,000	Commonwealth Financing Authority	5.000	6/1/2031	12,572,175
5,885,000	Philadelphia Authority for Industrial Development	0.000	4/15/2018	5,877,967
				18,450,142

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $77,531,176)			77,623,659

	CERTIFICATES OF DEPOSITS - 2.5%
	BANKS - 2.5%
35,000,000	Canadian Imperial Bank of Commerce, New York, 3 mo. LIBOR + 0.410% **	2.612	9/20/2019	35,017,438
25,000,000	Royal Bank of Canada, New York, 3 mo. LIBOR + 0.150% **	1.889	1/18/2019	24,968,250
10,000,000	Royal Bank of Canada, New York, 3 mo. LIBOR + 0.200% **	2.072	7/24/2018	10,000,000
5,000,000	Svenska Handelsbanken, New York, 3 mo. LIBOR + 0.210% **	1.983	2/1/2019	5,001,409
	TOTAL CERTIFICATES OF DEPOSITS (Cost - $75,000,000)			74,987,097

Shares
	SHORT-TERM INVESTMENTS - 39.8%
	MONEY MARKET FUNDS - 26.3%
794,674,789	Dreyfus Government Cash Management - Institutional Shares, 1.43% +			794,436,387
386,233	General Government Securities Money Market Fund, Class B, 0.67% +			386,233
	TOTAL MONEY MARKET FUNDS (Cost - $794,973,838)			794,822,620

Principal Amount ($)		Coupon Rate (%)	Maturity
	TREASURY NOTES - 13.5%
175,000,000	United States Treasury Notes (a)	1.625	8/31/2022	168,399,903
125,000,000	United States Treasury Notes (a)	2.375	1/31/2023	123,989,258
117,000,000	United States Treasury Notes (a)	2.625	2/28/2023	117,370,195
	TOTAL TREASURY NOTES (Cost $408,915,691)			409,759,356

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,203,889,529)			1,204,581,976

Shares
	COLLATERAL FOR SECURITIES LOANED - 5.5%
165,501,571	Dreyfus Government Cash Management - Institutional Shares, 1.54% + (b)			165,501,571
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $165,501,571)

	TOTAL INVESTMENTS - 103.7% (Cost - $3,137,604,984)			$3,136,646,132
	LIABILITIES LESS OTHER ASSETS - (3.7)%			(110,324,450)
	NET ASSETS - 100.0%			$3,026,321,682

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

PLC - Public Limited Company

*	Non-income producing.

**	Variable rate security. Interest rate is as of March 31, 2018

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $189,640,052 or 6.3% of net assets.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $557,549,778 at March 31, 2018.

(b)	Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $402,206,214.

The accompanying notes are an integral part of these financial statements.

TOTAL RETURN SWAPS

Notional Amount at	Number of					Unrealized
March 31, 2018	Shares	Reference Entity	Interest Rate Payable (1)	Termination Date	Counterparty	Depreciation
$200,000,000	748,381	iBoxx High Yield Index	3 Mth USD LIBOR	6/20/2018	GS	$(1,527,987)
230,000,000	865,678	iBoxx USD Liquid High Yield Index	3 Mth USD LIBOR	6/20/2018	JPM	(420,080)
275,000,000	1,030,876	iBoxx USD Liquid High Yield Index	3 Mth USD LIBOR	6/20/2018	MS	(1,609,480)
43,815,000	500,000	iShares iBoxx $ High Yield Corporate Bond ETF	3 Mth USD LIBOR minus 55bp	2/26/2019	BAML	(1,012,721)
50,005,738	572,410	iShares iBoxx $ High Yield Corporate Bond ETF	3 Mth USD LIBOR minus 104bp	1/8/2019	JPM	(990,226)
52,578,000	600,000	iShares iBoxx $ High Yield Corporate Bond ETF	3 Mth USD LIBOR	2/21/2019	MS	(1,202,721)
99,874,188	1,135,321	iShares iBoxx $ High Yield Corporate Bond ETF	3 Mth USD LIBOR minus 80bp	2/8/2019	GS	(2,660,846)
29,645,550	795,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 55bp	6/25/2018	JPM	(1,189,638)
23,050,000	625,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 35bp	7/26/2018	JPM	(652,730)
151,317,312	4,102,964	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR plus 25bp	2/21/2019	JPM	(4,309,449)
44,232,000	1,200,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR	2/21/2019	MS	(1,233,337)
36,860,000	1,000,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR plus 25bp	2/22/2019	BAML	(1,036,375)
68,653,620	1,854,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 15bp	2/8/2019	GS	(2,205,547)
23,224,080	627,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR	2/8/2019	MS	(752,354)
						$(20,803,491)

BAML - Bank of America Merrill Lynch

GS - Goldman Sachs International JPM - JPMorgan

MS - Morgan Stanley Capital Services LLC

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)(3)(4)
				Notional Value			Unrealized
				at March 31,		Upfront Premiums	Appreciation/
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	2018	Fair Value	Paid	(Depreciation)
CDX North American High Yield Series 29 V1	GS	12/20/2022	5.00%	$445,300,000	$29,607,502	$35,183,384	$(5,575,882)
CDX North American High Yield Series 30 V1	GS	6/20/2023	5.00%	393,100,000	24,340,315	23,765,900	574,415
							$(5,001,467

GS - Goldman Sachs

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(3)	For centrally cleared swaps, implied credit spread , represented in absolute terms , utilized in determining the market value of the credit default swap contracts as of period end will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(4)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2018

			Navigator	Navigator
	Navigator		Duration	Sentry
	Equity Hedged		Neutral Bond	Managed	Navigator Tactical
	Fund		Fund	Volatility Fund	Fixed Income Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $7,221,037, $0, $0, and $33,483,737, respectively)	$59,336,212		$54,272,863	$10,434,276	$3,137,604,984
Investments in Securities at Value (including affiliated securities of $3,367,151, $0, $0, and $33,483,780, respectively)	56,375,466	(a)	54,073,322	10,334,477	3,136,646,132 (a)
Cash	—		—	—	4,956,663
Deposits with Broker	36,238		3,203,573	15,987,105	3,475,532
Cash held as Collateral for Swaps	—		—	—	41,134,694
Receivable for Fund Shares Sold	78,958		6,038	—	5,861,697
Dividends and Interest Receivable	28,311		437,043	2,900	12,028,136
Unrealized Appreciation on Swap Contracts	—		—	—	574,415
Premiums Paid for Swap Contracts	—		—	—	58,949,284
Prepaid Expenses and Other Assets	34,039		13,189	18,292	22,301
Total Assets	56,553,012		57,733,165	26,342,774	3,263,648,854

Liabilities:
Due to Custodian	—		225	—	—
Collateral on Securities Loaned	13,565,552		—	—	165,501,571
Securities Sold Short (proceeds of $0, $0, $1,117,812, and $0, respectively)	—		—	1,301,025	—
Option Contracts Written (premiums received of $0, $0, $5,094,988 and $0, respectively) at Value	—		—	5,979,313	—
Unrealized Depreciation on Swap Contracts	—		—	—	26,379,373
Payable for Securities Purchased	—		—	—	37,160,259
Payable for Fund Shares Redeemed	4,928		1,506	8,647	3,498,560
Unrealized Depreciation on Futures Contracts	—		390,985	—	—
Accrued Advisory Fees	24,686		44,777	3,741	2,072,788
Accrued Distribution Fees	638		310	—	16,193
Payable to Related Parties	—		3,114	—	164,238
Accrued Expenses and Other Liabilities	20,362		32,755	20,758	2,534,190
Total Liabilities	13,616,166		473,672	7,313,484	237,327,172

Net Assets	$42,936,846		$57,259,493	$19,029,290	$3,026,321,682

Composition of Net Assets:
At March 31, 2018, Net Assets consisted of:
Paid-in-Capital	$44,595,602		$56,916,417	$60,903,723	$3,068,410,198
Accumulated Net Investment Income (Loss)	9,261		9,734	(142,474)	(21,436,425)
Accumulated Net Realized Gain (Loss) From Security Transactions	1,292,729		923,868	(40,564,623)	6,111,719
Net Unrealized Appreciation (Depreciation) on Investments, Swaps, Options, and Futures Contracts	(2,960,746)		(590,526)	(1,167,336)	(26,763,810)
Net Assets	$42,936,846		$57,259,493	$19,029,290	$3,026,321,682

Net Asset Value Per Share
Class A Shares:
Net Assets	$1,169,257		$701,298	$2,096	$41,105,534
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	132,492		68,332	1,209	4,098,507
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.83		$10.26	$1.73	$10.03
Maximum Offering Price Per Share (Maximum sales charge of 5.50%, 3.75%, 3.75% and 3.75%, respectively)	$9.34		$10.66	$1.80	$10.42

Class C Shares:
Net Assets	$493,531		$208,974	$2	$10,408,184
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	59,044		20,586	1	1,033,499
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.36		$10.15	$1.75 (b)	$10.07

Class I Shares:
Net Assets	$41,274,058		$56,349,221	$19,027,192	$2,974,807,964
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	4,717,698		5,510,338	10,888,802	296,718,472
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.75		$10.23	$1.75	$10.03

(a)	Includes loaned securities with a value of $13,481,320 and $557,549,778, respectively.

(b)	NAV does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2018

		Navigator	Navigator Sentry	Navigator Tactical
	Navigator Equity	Duration Neutral	Managed Volatility	Fixed Income
	Hedged Fund	Bond Fund	Fund	Fund
Investment Income:
Dividend Income (including income on affiliated securities of $0, $0, $0 and $311,847)	$376,555	$—	$—	$2,500,569
Interest Income	15,899	618,238	40,953	13,068,544
Securities Lending - net	120,869	—	—	301,811
Total Investment Income	513,323	618,238	40,953	15,870,924

Expenses:
Investment Advisory Fees	163,889	281,552	52,999	7,363,680
Distribution Fees:
Class A	2,536	1,266	2	48,678
Class C	3,410	1,046	—	48,237
Registration & Filing Fees	23,672	13,315	11,342	21,699
Administration Fees	17,681	24,971	7,024	285,608
Shareholder Service Fees	10,019	9,823	7,774	1,492,963
Transfer Agent Fees	8,898	9,828	8,878	216,583
Audit Fees	8,385	8,384	8,384	8,384
Custody Fees	7,274	5,326	2,959	91,529
Legal Fees	6,927	8,811	7,791	14,794
Trustees’ Fees	5,997	5,987	5,996	5,918
Chief Compliance Officer Fees	4,340	4,340	6,905	12,821
Printing Expense	2,959	2,466	1,233	57,838
Insurance Expense	542	740	247	9,862
Interest Expense	—	—	217	—
Miscellaneous Expenses	1,233	2,959	987	41,945
Total Expenses	267,762	380,814	122,738	9,720,539
Less: Expense waived by Advisor for Affiliated Holdings	(3,351)	—	—	(118,916)
Less: Expense waived by the Advisor	(21,570)	—	(44,333)	—
Net Expenses	242,841	380,814	78,405	9,601,623
Net Investment Income (Loss)	270,482	237,424	(37,452)	6,269,301

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including loss on affiliated securities of $0, $0, $0 and $0)	2,103,831	555,832	—	(373,564)
Securities Sold Short	—	—	(1,353,672)	—
Futures Contracts	—	1,341,755	—	(4,959,786)
Swap Contracts	—	—	—	11,084,576
Options Purchased	—	(121,878)	(455,385)	(50,407)
Options Written	—	—	2,995,648	—
	2,103,831	1,775,709	1,186,591	5,700,819
Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including gain (loss) on affiliated securities of $152,644, $0, $0 and $0)	(1,030,342)	(810,951)	—	(1,678,836)
Securities Sold Short	—	—	(183,213)	—
Futures Contracts	—	(746,891)	—	507,354
Swap Contracts	—	—	—	(39,189,561)
Options Purchased	—	34,688	377,653	3
Options Written	—	—	(1,199,136)	—
	(1,030,342)	(1,523,154)	(1,004,696)	(40,361,040)
Net Realized and Unrealized Gain (Loss) on Investments	1,073,489	252,555	181,895	(34,660,221)

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,343,971	$489,979	$144,443	$(28,390,920)

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2018	September 30, 2017
Operations:	(Unaudited)
Net Investment Income	$270,482	$367,495
Net Realized Gain on Investments	2,103,831	5,882,504
Distribution of Realized Gains From Underlying Investment Companies	—	914
Net Change in Unrealized Depreciation on Investments	(1,030,342)	(1,465,630)
Net increase in net assets resulting from operations	1,343,971	4,785,283

Distributions to Shareholders:
From Net Investment Income:
Class A	—	(63,815)
Class C	(2,459)	—
Class I	(626,031)	(331,488)
Net Realized Gains
Class A	(152,035)	—
Class C	(66,259)	—
Class I	(5,204,307)	—
Net decrease in net assets resulting from distributions to shareholders	(6,051,091)	(395,303)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	264,545	5,395,616
Class C	1,950	41,250
Class I	17,600,707	7,862,757
Distributions Reinvested:
Class A	117,290	63,815
Class C	62,299	—
Class I	5,756,326	313,831
Cost of Shares Redeemed:
Class A	(10,623,594)	(1,981,807)
Class C	(21,137)	(385,901)
Class I	(9,636,547)	(13,684,968)
Net increase (decrease) in net assets resulting from shares of beneficial interest	3,521,839	(2,375,407)

Increase (Decrease) in Net Assets	(1,185,281)	2,014,573

Net Assets:
Beginning of Period	44,122,127	42,107,554
End of Period (including accumulated net investment income of $9,261 and $367,269, respectively)	$42,936,846	$44,122,127

SHARE ACTIVITY
Class A:
Shares Sold	27,016	582,897
Shares Reinvested	13,313	7,028
Shares Redeemed	(1,079,909)	(213,357)
Net increase (decrease) in shares of beneficial interest outstanding	(1,039,580)	376,568

Class C:
Shares Sold	218	4,423
Shares Reinvested	7,453	—
Shares Redeemed	(2,446)	(43,433)
Net increase (decrease) in shares of beneficial interest outstanding	5,225	(39,010)

Class I:
Shares Sold	1,824,571	849,245
Shares Reinvested	659,373	34,411
Shares Redeemed	(1,033,231)	(1,482,265)
Net increase (decrease) in shares of beneficial interest outstanding	1,450,713	(598,609)

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Duration Neutral Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2018	September 30, 2017
Operations:	(Unaudited)

Net Investment Income	$237,424	$948,911
Net Realized Gain on Investments, Options and Futures Contracts	1,775,709	3,801,461
Net Change in Unrealized Depreciation on Investments, Options, and Futures Contracts	(1,523,154)	(2,817,570)
Net increase in net assets resulting from operations	489,979	1,932,802

Distributions to Shareholders:
From Net Investment Income:
Class A	(2,011)	(15,361)
Class C	—	(2,732)
Class I	(231,511)	(924,986)
From Net Realized Gains:
Class A	(4,203)	—
Class C	(1,372)	—
Class I	(289,099)	—
Net decrease in net assets resulting from distributions to shareholders	(528,196)	(943,079)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	12,879	125,123
Class C	5,150	50,000
Class I	3,649,340	6,001,817
Distributions Reinvested:
Class A	6,214	15,361
Class C	1,372	2,732
Class I	507,042	900,662
Cost of Shares Redeemed:
Class A	(336,362)	(510,227)
Class C	(119,342)	(258,296)
Class I	(3,508,980)	(29,599,684)
Net increase (decrease) in net assets resulting from shares of beneficial interest	217,313	(23,272,512)

Increase (Decrease) in Net Assets	179,096	(22,282,789)

Net Assets:
Beginning of Period	57,080,397	79,363,186
End of Period (including accumulated net investment income of $9,734 and $5,832, respectively)	$57,259,493	$57,080,397

SHARE ACTIVITY
Class A:
Shares Sold	1,250	12,323
Shares Reinvested	605	1,505
Shares Redeemed	(32,614)	(50,094)
Net decrease in shares of beneficial interest outstanding	(30,759)	(36,266)

Class C:
Shares Sold	505	4,965
Shares Reinvested	135	271
Shares Redeemed	(11,700)	(25,547)
Net decrease in shares of beneficial interest outstanding	(11,060)	(20,311)

Class I:
Shares Sold	355,080	589,972
Shares Reinvested	49,564	88,470
Shares Redeemed	(341,627)	(2,902,329)
Net increase (decrease) in shares of beneficial interest outstanding	63,017	(2,223,887)

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Sentry Managed Volatility Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2018	September 30, 2017
Operations:	(Unaudited)

Net Investment Loss	$(37,452)	$(157,223)
Net Realized Gain (Loss) on Investments and Options	1,186,591	(12,378,890)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(1,004,696)	272,396
Net increase (decrease) in net assets resulting from operations	144,443	(12,263,717)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	12,989,537	14,851,193
Cost of Shares Redeemed:
Class I	(6,389,234)	(11,164,914)
Net increase in net assets resulting from shares of beneficial interest	6,600,303	3,686,279

Decrease in Net Assets	6,744,746	(8,577,438)

Net Assets:
Beginning of Period	12,284,544	20,861,982
End of Period (including accumulated net investment loss of $142,474 and $105,022)	$19,029,290	$12,284,544

SHARE ACTIVITY
Class I:
Shares Sold	8,578,936	4,677,312
Shares Redeemed	(3,894,553)	(3,456,201)
Net increase in shares of beneficial interest outstanding	4,684,383	1,221,111

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2018	September 30, 2017
Operations:	(Unaudited)

Net Investment Income	$6,269,301	$5,654,561
Net Realized Gain on Investments, Swaps, Options and Futures Contracts	5,700,819	39,546,872
Net Change in Unrealized Appreciation (Depreciation) on Investments, Swaps, Options and Futures Contracts	(40,361,040)	3,018,630
Net increase (decrease) in net assets resulting from operations	(28,390,920)	48,220,063

Distributions to Shareholders:
From net investment income:
Class A	(902,705)	(1,387,438)
Class C	(163,032)	(210,379)
Class I	(27,079,433)	(23,749,630)
From Net Realized Gains:
Class A	(663,645)	(936,796)
Class C	(169,376)	(171,711)
Class I	(15,251,334)	(12,828,720)
Net decrease in net assets resulting from distributions to shareholders	(44,229,525)	(39,284,674)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	9,015,528	32,701,617
Class C	2,391,328	4,066,148
Class I	2,387,949,880	523,600,208
Distributions Reinvested:
Class A	1,457,630	2,163,779
Class C	299,388	347,550
Class I	39,520,211	35,845,470
Cost of Shares Redeemed:
Class A	(6,447,602)	(29,347,296)
Class C	(998,804)	(1,358,831)
Class I	(212,207,890)	(146,887,097)
Net increase in net assets resulting from shares of beneficial interest	2,220,979,669	421,131,548

Increase in Net Assets	2,148,359,224	430,066,937

Net Assets:
Beginning of Period	877,962,458	447,895,521
End of Period (including accumulated net investment income (loss) of ($21,436,425) and $439,444)	$3,026,321,682	$877,962,458

SHARE ACTIVITY
Class A:
Shares Sold	878,496	3,144,115
Shares Reinvested	143,804	210,037
Shares Redeemed	(626,254)	(2,813,871)
Net increase in shares of beneficial interest outstanding	396,046	540,281

Class C:
Shares Sold	231,297	389,602
Shares Reinvested	29,351	33,716
Shares Redeemed	(96,947)	(130,518)
Net increase in shares of beneficial interest outstanding	163,701	292,800

Class I:
Shares Sold	234,957,877	50,170,248
Shares Reinvested	3,901,700	3,468,972
Shares Redeemed	(20,910,250)	(14,064,923)
Net increase in shares of beneficial interest outstanding	217,949,327	39,574,297

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Equity Hedged Fund - Class A
	For the		For the	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2018		September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.78		$8.83	$8.72		$9.60	$9.61		$9.00
From Operations:
Net investment income (loss) (a)	(0.00	) (e)	0.06	0.06		0.02	0.02		0.01
Net gain (loss) from securities (both realized and unrealized)	0.29		0.97	0.35		(0.50)	0.25		0.60
Total from operations	0.29		1.03	0.41		(0.48)	0.27		0.61
Distributions to shareholders from:
Net investment income	—		(0.08)	(0.03)		(0.01)	—		(0.00	) (e)
Net realized gains	(1.24)			(0.27)		(0.39)	(0.28)		—
Total distributions	(1.24)		(0.08)	(0.30)		(0.40)	(0.28)		(0.00)

Net Asset Value, End of Period	$8.83		$9.78	$8.83		$8.72	$9.60		$9.61

Total Return (b)	2.96	% (i)	11.68%	4.83%		(5.37)%	2.84%		6.83%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,169		$11,465	$7,022		$3,838	$3,858		$3,420
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.47	% (h)	1.53%	1.37	% (g)	1.41%	1.31%		1.31%
net of waivers/reimbursement (c)	1.35	% (h)	1.32%	1.37	% (g)	1.35%	1.34	% (f)	1.35	% (f)
Ratio of net investment income (loss) to average net assets (c)(d)	(0.03	)% (h)	0.68%	0.67%		0.26%	0.24%		0.10%
Portfolio turnover rate	233	% (i)	371%	363%		292%	353%		446%

	Navigator Equity Hedged Fund - Class C
	For the		For the	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2018		September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.41		$8.48	$8.42		$9.34	$9.43		$8.89
From Operations:
Net investment income (loss) (a)	0.01		(0.01)	(0.01)		(0.05)	(0.06)		(0.06)
Net gain (loss) from securities (both realized and unrealized)	0.23		0.94	0.34		(0.48)	0.25		0.60
Total from operations	0.24		0.93	0.33		(0.53)	0.19		0.54
Distributions to shareholders from:
net investment income	(0.05)		—	—		—	—		—
Net realized gains	(1.24)		—	(0.27)		(0.39)	(0.28)		—
Total distributions	(1.29)		—	(0.27)		(0.39)	(0.28)		—

Net Asset Value, End of Period	$8.36		$9.41	$8.48		$8.42	$9.34		$9.43
Total Return (b)	2.48	% (i)	10.97%	4.04%		(6.05)%	2.02%		6.07%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$494		$506	$787		$1,228	$1,791		$2,608
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.22	% (h)	2.28%	2.24	% (g)	2.16%	2.06%		2.06%
net of waivers/reimbursement (c)	2.10	% (h)	2.07%	2.12	% (g)	2.10%	2.09	% (f)	2.10	% (f)
Ratio of net investment income (loss) to average net assets (c)(d)	0.27	% (h)	(0.07)%	(0.11)%		(0.57)%	(0.62)%		(0.68)%
Portfolio turnover rate	233	% (i)	371%	363%		292%	353%		446%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(g)	Ratio includes 0.02% attributed to interest expense.

(h)	Annualized.

(i)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Equity Hedged Fund - Class I
	For the		For the	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2018		September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.84		$8.87	$8.76		$9.64	$9.65		$9.03
From Operations:
Net investment income (a)	0.06		0.09	0.08		0.04	0.04		0.03
Net gain (loss) from securities (both realized and unrealized)	0.24		0.97	0.35		(0.50)	0.25		0.62
Total from operations	0.30		1.06	0.43		(0.46)	0.29		0.65
Distributions to shareholders from:
Net investment income	(0.15)		(0.09)	(0.05)		(0.03)	(0.02)		(0.03)
Net realized gains	(1.24)		—	(0.27)		(0.39)	(0.28)		—
Total distributions	(1.39)		(0.09)	(0.32)		(0.42)	(0.30)		(0.03)

Net Asset Value, End of Period	$8.75		$9.84	$8.87		$8.76	$9.64		$9.65

Total Return (b)	3.04	% (h)	12.04%	5.01%		(5.10)%	3.01%		7.19%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$41,274		$32,151	$34,298		$45,675	$72,695		$88,121
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.21	% (g)	1.28%	1.24	% (f)	1.16%	1.06%		1.06%
net of waivers/reimbursement (c)	1.10	% (g)	1.07%	1.12	% (f)	1.10%	1.09	% (e)	1.10	% (e)
Ratio of net investment income to average net assets (c)(d)	1.32	% (g)	0.94%	0.91%		0.43%	0.43%		0.37%
Portfolio turnover rate	233	% (h)	371%	363%		292%	353%		446%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(f)	Ratio includes 0.02% attributed to interest expense.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Duration Neutral Bond Fund - Class A
	For the		For the		For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	March 31, 2018		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.27		$10.13		$10.03		$10.42		$10.00		$10.00
From Operations:
Net investment income (loss)(a)	0.03		0.13		0.13		0.13		0.13		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.04		0.15		0.10		(0.36)		0.35		(0.00	) (g)
Total from operations	0.07		0.28		0.23		(0.23)		0.48		(0.00)

Distributions to shareholders from:
Net investment income	(0.03)		(0.14)		(0.13)		(0.12)		(0.06)		—
Net realized gains	(0.05)		—		—		(0.04)		—		—
Total distributions	(0.08)		(0.14)		(0.13)		(0.16)		(0.06)		—

Net Asset Value, End of Period	$10.26		$10.27		$10.13		$10.03		$10.42		$10.00

Total Return (b)	0.69	% (d)	2.82%		2.28%		(2.18)%		4.82%		0.00	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$701		$1,017		$1,371		$1,362		$306		$100	(i)
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	1.60	% (c)	1.60	% (e)	1.61	% (e)	1.90	% (e)	2.56	% (e)(h)	4.61	% (c)
net of waivers/reimbursement/recapture	1.60	% (c)	1.60	% (e)	1.68	% (e)(j)	1.90	% (e)	2.01	% (e)(h)	1.90	% (c)
Ratio of net investment income (loss) to average net assets	0.56	% (c)	1.31	% (e)(f)	1.26	% (e)(f)	1.32	% (e)(f)	1.25	% (e)(f)	(1.90	)% (c)
Portfolio turnover rate	147	% (d)	39%		97%		81%		281%		0	% (d)

	Navigator Duration Neutral Bond Fund - Class C
	For the		For the		For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	March 31, 2018		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17		$10.05		$9.96		$10.36		$10.00		$10.00
From Operations:
Net investment income (loss)(a)	(0.01)		0.06		0.05		0.06		0.06		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.04		0.14		0.11		(0.37)		0.37		(0.00	) (g)
Total from operations	0.03		0.20		0.16		(0.31)		0.43		(0.00)

Distributions to shareholders from:
Net investment income	—		(0.08)		(0.07)		(0.05)		(0.07)		—
Net realized gains	(0.05)		—		—		(0.04)		—
Total distributions	(0.05)		(0.08)		(0.07)		(0.09)		(0.07)		—

Net Asset Value, End of Period	$10.15		$10.17		$10.05		$9.96		$10.36		$10.00

Total Return (b)	0.33	% (d)	1.95%		1.56%		(2.95)%		4.29%		0.00	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$209		$322		$522		$767		$398		$100	(i)
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	2.35	% (c)	2.35	% (e)	2.39	% (e)	2.65	% (e)	3.15	% (e)(h)	5.36	% (c)
net of waivers/reimbursement/recapture	2.35	% (c)	2.35	% (e)	2.45	% (e)(j)	2.65	% (e)	2.71	% (e)(h)	2.65	% (c)
Ratio of net investment income (loss) to average net assets	(0.17	)% (c)	0.56	% (e)(f)	0.46	% (e)(f)	0.55	% (e)(f)	0.53	% (e)(f)	(2.65	)% (c)
Portfolio turnover rate	147	% (d)	39%		97%		81%		281%		0	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Ratio includes, 0.11% and 0.06% for the year ended September 30, 2014 attributed to interest expense, for Class A and C, respectively.

(i)	Amount is actual; not presented in thousands.

(j)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Duration Neutral Bond Fund - Class I
	For the		For the		For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	March 31, 2018		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.23		$10.10		$10.00		$10.39		$10.00		$10.00
From Operations:
Net investment income (loss) (a)	0.04		0.16		0.15		0.16		0.12		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.05		0.14		0.11		(0.37)		0.38		(0.00	) (g)
Total from operations	0.09		0.30		0.26		(0.21)		0.50		(0.00)

Distributions to shareholders from:
Net investment income	(0.04)		(0.17)		(0.16)		(0.14)		(0.11)		—
Net realized gains	(0.05)		—		—		(0.04)		—		—
Total distributions	(0.09)		(0.17)		(0.16)		(0.18)		(0.11)		—

Net Asset Value, End of Period	$10.23		$10.23		$10.10		$10.00		$10.39		$10.00

Total Return (b)
	0.94	% (d)	2.99%		2.55%		(2.03)%		5.03%		0.00	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$56,349		$55,741		$77,470		$72,143		$29,837		$7,002
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	1.35	% (c)	1.35	% (e)	1.35	% (e)	1.65	% (e)	2.21	% (e)(h)	4.36	% (c)
net of waivers/reimbursement/recapture	1.35	% (c)	1.35	% (e)	1.42	% (e)(i)	1.65	% (e)	1.71	% (e)(h)	1.65	% (c)
Ratio of net investment income (loss) to average net assets	0.84	% (c)	1.55	% (e)(f)	1.50	% (e)(f)	1.55	% (e)(f)	1.16	% (e)(f)	(1.64	)% (c)
Portfolio turnover rate	147	% (d)	39%		97%		81%		281%		0	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Ratio includes 0.06% for the year ended September 30, 2014 attributed to interest expense for Class I.

(i)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Sentry Managed Volatility Fund - Class A
	For the		For the		For the		For the	For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended	March 6, 2014* to
	March 31, 2018		September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$1.97		$4.16		$6.86		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.01)		(0.04)		(0.08)		(0.10)	(0.00	) (g)
Net loss from securities (both realized and unrealized)	(0.23)		(2.15)		(2.62)		(0.87)	(2.17)
Total from operations	(0.24)		(2.19)		(2.70)		(0.97)	(2.17)

Net Asset Value, End of Period	$1.73		$1.97		$4.16		$6.86	$7.83

Total Return (b)	(12.18	)% (d)	(52.64)%		(39.36)%		(12.39)%	(21.70	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2		$2		$5		$8	$8	(h)
Ratio of expenses to average net assets,
before waiver/reimbursement (e)	2.30	% (c)	2.17	% (i)	1.90	% (i)	1.66%	1.65	% (c)
net of waivers/reimbursement (e)	1.50	% (c)	1.56	% (i)	1.65	% (i)	1.50%	1.50	% (c)
Ratio of net investment loss to average net assets (e)(f)	(0.81	)% (c)	(1.16)%		(1.57)%		(1.50)%	(1.50	)% (c)
Portfolio turnover rate	0	% (d)	0%		3,321%		84,387%	148	% (d)

	Navigator Sentry Managed Volatility Fund - Class C
	For the		For the		For the		For the	For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended	March 6, 2014* to
	March 31, 2018		September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$1.98		$4.19		$6.87		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.00	) (g)	—		—		—	(0.00	) (g)
Net loss from securities (both realized and unrealized)	(0.23)		(2.21)		(2.68)		(0.96)	(2.17)
Total from operations	(0.23)		(2.21)		(2.68)		(0.96)	(2.17)

Net Asset Value, End of Period	$1.75		$1.98		$4.19		$6.87	$7.83

Total Return (b)	(11.62	)% (d)	(52.74)%		(39.01)%		(12.26)%	(21.70	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2	(h)	$2	(h)	$4	(h)	$7 (h)	$8	(h)
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.96	% (c)	2.92	% (i)	2.65	% (i)	2.41%	2.40	% (c)
net of waivers/reimbursement (e)	2.25	% (c)	2.31	% (i)	2.40	% (i)	2.25%	2.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(2.25	)% (c)	(2.25)%		(2.32)%		(2.25)%	(2.25	)% (c)
Portfolio turnover rate	0	% (d)	0%		3,321%		84,387%	148	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Amount is actual; not presented in thousands.

(i)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented

	Navigator Sentry Managed Volatility Fund - Class I
	For the		For the		For the		For the	For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended	March 6, 2014* to
	March 31, 2018		September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$1.98		$4.19		$6.87		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.00	) (h)	(0.03)		(0.07)		(0.09)	(0.06)
Net loss from securities (both realized and unrealized)	(0.23)		(2.18)		(2.61)		(0.87)	(2.11)
Total from operations	(0.23)		(2.21)		(2.68)		(0.96)	(2.17)

Net Asset Value, End of Period	$1.75		$1.98		$4.19		$6.87	$7.83

Total Return (b)	(11.62	)% (d)	(52.74)%		(39.01)%		(12.26)%	(21.70	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$19,027		$12,282		$20,857		$37,584	$48,469
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.96	% (c)	1.96	% (g)	1.65	% (g)	1.41%	1.40	% (c)
net of waivers/reimbursement (e)	1.25	% (c)	1.31	% (g)	1.40	% (g)	1.25%	1.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(0.69	)% (c)	(0.95)%		(1.32)%		(1.25)%	(1.22	)% (c)
Portfolio turnover rate	0	% (d)	0%		3,321%		84,387%	148	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

(h)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the		For the	For the		For the		For the Period
	Six Months Ended		Year Ended	Year Ended		Year Ended		March 27, 2014* to
	March 31, 2018		September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$10.52		$10.42	$9.55		$9.79		$10.00
From Operations:
Net investment income (a)	0.03		0.06	0.22		0.18		0.20
Net gain (loss) from securities (both realized and unrealized)	(0.10)		0.65	0.95		(0.23)		(0.24)
Total from operations	(0.07)		0.71	1.17		(0.05)		(0.04)

Distributions to shareholders from:
Net investment income	(0.24)		(0.35)	(0.30)		(0.19)		(0.17)
Net realized gains	(0.18)		(0.26)	—		(0.00	) (g)	—
Total distributions	(0.42)		(0.61)	(0.30)		(0.19)		(0.17)

Net Asset Value, End of Period	$10.03		$10.52	$10.42		$9.55		$9.79

Total Return (b)	(0.74)%		7.06%	12.38%		(0.54)%		(0.40	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$41,106		$38,935	$32,937		$26,529		$7,652
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.33%		1.28%	1.31%		1.31%		1.54	% (c)
net of waivers/reimbursement (e)	1.31%		1.24%	1.22	% (h)	1.21%		1.48	% (c)
Ratio of net investment income to average net assets (e)(f)	0.69%		0.69%	2.24%		1.82%		3.90	% (c)
Portfolio turnover rate	68%		278%	302%		402%		7	% (d)

	Navigator Tactical Fixed Income Fund - Class C
	For the		For the	For the		For the		For the Period
	Six Months Ended		Year Ended	Year Ended		Year Ended		March 27, 2014* to
	March 31, 2018		September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$10.53		$10.43	$9.56		$9.78		$10.00
From Operations:
Net investment income (loss) (a)	(0.01)		(0.01)	0.15		0.10		0.16
Net gain (loss) from securities (both realized and unrealized)	(0.10)		0.65	0.95		(0.23)		(0.23)
Total from operations	(0.11)		0.64	1.10		(0.13)		(0.07)

Distributions to shareholders from:
Net investment income	(0.17)		(0.28)	(0.23)		(0.09)		(0.15)
Net realized gains	(0.18)		(0.26)	—		(0.00	) (g)	—
Total distributions	(0.35)		(0.54)	(0.23)		(0.09)		(0.15)

Net Asset Value, End of Period	$10.07		$10.53	$10.43		$9.56		$9.78

Total Return (b)	(1.12	)% (d)	6.30%	11.60%		(1.28)%		(0.71	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10,408		$9,155	$6,016		$2,983		$1,236
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.08	% (c)	2.03%	2.06%		2.06%		3.37	% (c)
net of waivers/reimbursement (e)	2.06	% (c)	1.99%	1.97	% (h)	1.96%		2.23	% (c)
Ratio of net investment income (loss) to average net assets (e)(f)	(0.12	)% (c)	(0.09)%	1.51%		1.04%		3.07	% (c)
Portfolio turnover rate	68	% (d)	278%	302%		402%		7	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the		For the	For the		For the		For the Period
	Six Months Ended		Year Ended	Year Ended		Year Ended		March 27, 2014* to
	March 31, 2018		September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$10.54		$10.43	$9.56		$9.81		$10.00
From Operations:
Net investment income (a)	0.04		0.09	0.25		0.19		0.21
Net gain (loss) from securities (both realized and unrealized)	(0.10)		0.66	0.94		(0.22)		(0.22)
Total from operations	(0.06)		0.75	1.19		(0.03)		(0.01)

Distributions to shareholders from:
Net investment income	(0.27)		(0.38)	(0.32)		(22)		(0.18)
Net realized gains	(0.18)		(0.26)	—		(0.00	) (g)	—
Total distributions	(0.45)		(0.64)	(0.32)		(0.22)		(0.18)

Net Asset Value, End of Period	$10.03		$10.54	$10.43		$9.56		$9.81

Total Return (b)	(0.59	)% (d)	7.42%	12.63%		(0.33)%		(0.15	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,974,808		$829,872	$408,942		$277,788		$126,571
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.11	% (c)	1.04%	0.97%		1.06%		1.11	% (c)
net of waivers/reimbursement (e)	1.10	% (c)	0.99%	1.06	% (h)	0.96%		1.11	% (c)
Ratio of net investment income to average net assets (e)(f)	0.71	% (c)	0.86%	2.49%		1.93%		4.01	% (c)
Portfolio turnover rate	68	% (d)	278%	302%		402%		7	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Duration Neutral Bond Fund (“Bond Fund”), Navigator Sentry Managed Volatility Fund (“Sentry Fund”) and Navigator Tactical Fixed Income Fund (“Tactical Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund are each a “Fund” and collectively the “Funds”). Each Fund is a non-diversified series of the Trust, except the Equity Fund, which is a diversified series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund offers three classes of shares designated as Class A, Class C and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%, 3.75%, 3.75% and 3.75% of the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Bond Fund, which commenced operations on September 23, 2013, is to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure. The primary investment objective of the Sentry Fund, which commenced operations on March 6, 2014, is to seek negative correlation to the U.S. equity markets, including positive returns in unfavorable equity markets. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness;

(viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$37,743,087	$—	$—	$37,743,087
Mutual Funds	3,367,151	—	—	3,367,151
Short-Term Investments	1,699,676	—	—	1,699,676
Collateral For Securities Loaned	13,565,552		—	13,565,552
Total	$56,375,466	$—	$—	$56,375,466

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Municipal Bonds & Notes	$—	$42,534,956	$—	$42,534,956
Options Purchased	22,187	—	—	22,187
Short-Term Investments	11,516,179	—	—	11,516,179
Total	$11,538,366	$42,534,956	$—	$54,073,322

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$390,985	$—	$—	$390,985
Total	$390,985	$—	$—	$390,985

Sentry Fund

Assets**	Level 1	Level 2	Level 3	Total
Call Options Purchased	$—	$3,877,500	$—	$3,877,500
Put Options Purchased	—	2,418,500	—	2,418,500
Short-Term Investments	4,038,477	—	—	4,038,477
Total	$4,038,477	$6,296,000	$—	$10,334,477

Liabilities
Securities Sold Short	$1,301,025	$—	$—	$1,301,025
Call Options Written	—	4,792,813	—	4,792,813
Put Options Written	—	1,186,500	—	1,186,500
Total	$1,301,025	$5,979,313	$—	$7,280,338

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$232,055,370	$—	$—	$232,055,370
Mutual Funds	33,483,780	—	—	33,483,780
Corporate Bonds	—	1,348,412,679	—	1,348,412,679
Municipal Bonds & Notes	—	77,623,659	—	77,623,659
Certificates of Deposits	74,987,097	—	—	74,987,097
Short-Term Investments	794,822,620	409,759,356	—	1,204,581,976
Collateral for Securities Loaned	165,501,571	—	—	165,501,571
Open Swap Contracts^	—	574,415	—	574,415
Total	$1,300,850,438	$1,836,370,109	$—	$3,137,220,547

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts^	$—	$26,379,373	$—	$—
Total	$—	$26,379,373	$—	$—

The Funds did not hold any Level 3 securities during the period.

There were no transfers among Level 1, Level 2 and Level 3 during the period. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at March 31, 2018.

**	Refer to the Portfolio of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation/depreciation.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures – The Bond Fund and Tactical Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage interest rate risk, the Bond Fund and Tactical Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Bond Fund and Tactical Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Bond Fund and Tactical Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Bond Fund and Tactical Fund recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Bond Fund and Tactical Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after the Bond Fund and Tactical Fund’s Portfolios of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of March 31, 2018 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets and Liabilities –

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at March 31, 2018.

Equity Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Securities lending	$13,565,552	$—	$13,565,552	$—	$(13,565,552)	$—

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

Bond Fund:

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received)(1)	Net Amount
Futures contracts	$390,985	$—	$390,985	$—	$390,985	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with Deposits with Broker on the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statement of Assets and Liabilities for the six months ended March 31, 2018.

Contract Type/	Asset Derivatives
Primary Risk Exposure	Balance Sheet Location	Fair Value
Options/Interest rate risk	Investments in Securities at Value	$22,187
Futures contracts/Interest rate risk	Unrealized Depreciation on Futures Contracts	(390,985)
Total	Total	$(368,798)

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2018.

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	Appreciation/Depreciation
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Futures contracts/Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$1,341,755	$(746,891)
Options/Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(121,878)	34,688
Total		$1,219,877	$(712,203)

Sentry Fund:

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received)(1)	Net Amount
Options contracts written	$5,979,313	$—	$5,979,313	$—	$5,979,313	$—
Total	$5,979,313	$—	$5,979,313	$—	$5,979,313	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with investments in securities on the Statement of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

The effect of Derivative Instruments on the Statement of Assets and Liabilities for the six months ended March 31, 2018.

Contract Type/	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Options/Equity price risk	Investments in Securities at Value	$6,296,000	Options Contracts Written at Value	$5,979,313
		$6,296,000		$5,979,313

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2018.

			Change in
			Unrealized
			Appreciation/
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Options/ Volatility risk and Equity price risk	Net realized gain (loss) from options purchased /Net change in unrealized appreciation (depreciation) from options purchased	$(455,385)	$377,653
Options/ Volatility risk and Equity price risk	Net realized gain (loss) from options written /Net change in unrealized appreciation (depreciation) from options written	2,995,648	(1,199,136)
Total		$2,540,263	$(821,483)

Tactical Fund:

Gross Amounts Not Offset in the Statement
Assets:				of Assets & Liabilities

Gross
Amounts
		Offset in the	Net Amounts
		Statement of	Presented in the
	Gross Amounts of	Assets &	Statement of Assets	Financial	Collateral
Description	Recognized Assets	Liabilities	& Liabilities	Instruments	Pledged/(Received)(1)	Net Amount
Swap Contracts	$574,415	$—	$574,415	$—	$—	$574,415
Securities Lending	165,501,571	—	165,501,571	—	(165,501,571)	—
Total	$166,075,986	$—	$166,075,986	$—	$(165,501,571)	$574,415

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received) (1)	Net Amount
Swap Contracts	$26,379,373	$—	$26,379,373	$—	$—	$26,379,373
Total	$26,379,373	$—	$26,379,373	$—	$—	$26,379,373

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with Deposit with Broker on the Statements of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

The effect of Derivative Instruments on the Statement of Assets and Liabilities for the six months ended March 31, 2018.

Contract Type/	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	$574,415		$5,575,882
Total return swaps/Interest rate risk	Unrealized Appreciation on Swap Contracts	—		20,803,491
		$574,415		$26,379,373

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2018.

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain (loss)	Appreciation (Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$3,222,549	$(5,001,467)
Total return swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	7,862,027	(34,188,094)
Futures contracts /Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(4,959,786)	507,354
Options/Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(50,407)	3
Total		6,074,383	$(38,682,204)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2014 to September 30, 2016, or expected to be taken in the Funds’ September 30, 2017 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid annually for the Equity Fund and Sentry Fund and declared and paid quarterly for the Bond Fund and Tactical Fund, and are recorded on the ex- dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Funds, the Advisor under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 1.00% of the average daily net assets of the Bond Fund and 0.85% of the average daily net assets of the Sentry Fund and Tactical Fund. For the six months ended March 31, 2018, the Advisor earned advisory fees of $163,889, $281,552, $52,999, and $7,363,680 for the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively.

Pursuant to an exemptive order, the Equity Fund invested a portion of its assets in the Sentry Fund and the Tactical Fund invested a portion of its assets in the Bond Fund. The Advisor has agreed to waive its advisory fee on the portion of the Equity Fund’s and the Tactical Fund’s assets that are invested in the Sentry Fund and Bond Fund, respectively. For the six months ended March 31, 2018, the Equity Fund and Tactical Fund waived $3,351 and $118,916, in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class C	Class I	Expiration Date
Equity Fund	1.35%	2.10%	1.10%	1/31/2019
Bond Fund	1.60%	2.35%	1.35%	1/31/2019
Sentry Fund	1.50%	2.25%	1.25%	1/31/2019
Tactical Fund *	—	—	—

*	There is no expense limit since January 29, 2018. Prior to January 29, 2018, the expense limitations were 1.40%, 2.15% and 1.15% for Class A, Class C and Class I, respectively.

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six months ended March 31, 2018 the Advisor waived $21,570 and $44,333 in fees from the Equity Fund and Sentry Fund, respectively pursuant to its contractual agreement.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	September 30, 2018	September 30, 2019	September 30, 2020	Total
Equity Fund	$6,007	$34,080	$71,320	$111,407
Bond Fund	39	—	2,861	2,900
Sentry Fund	65,925	66,151	113,645	245,721

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2018, the Equity Fund incurred distribution fees of $2,536 and $3,410 for Class A shares and Class C shares, respectively, the Bond Fund incurred distribution fees of $1,266 and $1,046 for Class A shares and Class C shares, respectively, the Sentry Fund incurred distribution fees of $2 for Class A shares, and the Tactical Fund incurred distribution fees of $48,678 and $48,237 for Class A shares and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2018, the Distributor received $9,716 in underwriting commissions for sales of Class A shares, of which $1,156 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended March 31, 2018, amounted to $95,200,272 and $95,023,718, respectively, for the Equity Fund, $67,802,437 and $55,053,753, respectively, for the Bond Fund, $0 and $0, respectively, for the Sentry Fund, and $1,936,716,243 and $724,555,212, respectively, for the Tactical Fund.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at March 31, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Equity Hedged Fund	$59,359,107	$1,376,011	$4,359,652	$(2,983,641)
Duration Neutral Bond Fund	54,605,330	232,070	764,078	(532,008)
Sentry Managed Volatility Fund	4,058,836	3,410,060	4,414,758	(1,004,698)
Tactical Fixed Income Fund	3,150,579,246	1,136,068	15,069,182	(13,933,114)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2017 and September 30, 2016 was as follows:

For the year ended September 30, 2017:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total
Equity Fund	$395,303	$—	$—	$395,303
Bond Fund	36,642	906,437	—	943,079
Tactical Fund	33,031,211	—	6,253,463	39,284,674

For the year ended September 30, 2016:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total
Equity Fund	$1,464,241	$—	$299,325	$1,763,566
Bond Fund	1,391	1,207,374	—	1,208,765
Tactical Fund	12,295,507	—	—	12,295,507

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Undistributed	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Tax Exempt	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Income	(Depreciation)	Earnings/(Deficit)
Equity Fund	$4,849,803	$151,860	$—	$—	$—	$(1,953,299)	$3,048,364
Bond Fund	—	—	—	(224,700)	5,832	600,161	381,293
Sentry Fund	—	—	(12,582,794)	(29,436,082)	—	—	(42,018,876)
Tactical Fund	29,908,962	—	—	—	—	622,967	30,531,929

The difference between book basis and tax basis undistributed net investment income/loss, unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment of open futures, options and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Navigator Sentry Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
Sentry Fund	$105,022

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Navigator Sentry Fund incurred and elected to defer such capital losses as follows:

Post October
Losses
Sentry Fund	$12,477,772

At September 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Bond Fund	$224,700	$—	$224,700
Sentry Fund	17,845,788	11,590,294	29,436,082

Permanent book and tax differences, primarily attributable to the net operating losses and adjustments for swap contracts, resulted in reclassification for the period ended September 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Sentry Fund	$(302,311)	$302,311	$—
Tactical Fund	1	19,815,562	(19,815,563)

7.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Portfolio of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. The Funds’ cash collateral received in securities lending transactions is invested in the Dreyfus Government Cash Management Fund.

The following table breaks out the holdings received as collateral as of March 31, 2018:

Securities Lending Transactions
Overnight and Continuous
Equity Fund
Dreyfus Government Cash Management Fund	$13,565,552

Tactical Fund
Dreyfus Government Cash Management Fund	$165,501,571

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2018

8.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Equity Fund and Tactical Fund as of March 31, 2018 are noted in the each Fund’s Portfolio of Investments. Transactions during the period with affiliated companies are as follows:

Equity Fund

					Change in
Affiliated	Value - Beginning		Sales	Realized	Unrealized Gain /	Dividend	Value - End of	Ending
Holding	of Period	Purchases	Proceeds	Gain / (Loss)	(Loss)	Income	Period	Shares
Sentry Fund	$1,354,491	$1,860,016	$—	$—	$152,644	$—	$3,367,151	1,924,086

Tactical Fund

					Change in
Affiliated	Value - Beginning		Sales	Realized	Unrealized Gain /	Dividend	Value - End of	Ending
Holding	of Period	Purchases	Proceeds	Gain / (Loss)	(Loss)	Income	Period	Shares
Bond Fund	$33,244,924	$238,856	$—	$—	$—	$311,847	$33,483,780	3,273,097

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds may be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Asset
Equity Fund	Dreyfus Government Cash Management	31.6%
Tactical Fund	Dreyfus Government Cash Management	26.3%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2018

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning October 1, 2017 and held through March 31, 2018.

Actual Expenses: The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	10/1/17	3/31/18	Period*	3/31/18	Period*
Navigator Equity Hedged Fund	1.35%	$1,000.00	$1,029.60	$6.83	$1,018.20	$6.79
Navigator Duration Neutral Bond Fund	1.60%	$1,000.00	$1,006.90	$8.01	$1,016.95	$8.05
Navigator Sentry Managed Volatility Fund	1.50%	$1,000.00	$878.20	$7.02	$1,017.45	$7.54
Navigator Tactical Fixed Income Fund	1.31%	$1,000.00	$992.60	$6.51	$1,018.40	$6.59
Class C
Navigator Equity Hedged Fund	2.10%	$1,000.00	$1,024.80	$10.60	$1,014.46	$10.55
Navigator Duration Neutral Bond Fund	2.35%	$1,000.00	$1,003.30	$11.74	$1,013.21	$11.80
Navigator Sentry Managed Volatility Fund	2.25%	$1,000.00	$883.80	$10.57	$1,013.71	$11.30
Navigator Tactical Fixed Income Fund	2.06%	$1,000.00	$988.80	$10.21	$1,014.66	$10.35
Class I
Navigator Equity Hedged Fund	1.10%	$1,000.00	$1,030.40	$5.57	$1,019.45	$5.54
Navigator Duration Neutral Bond Fund	1.35%	$1,000.00	$1,009.40	$6.76	$1,018.20	$6.79
Navigator Sentry Managed Volatility Fund	1.25%	$1,000.00	$883.80	$5.87	$1,018.70	$6.29
Navigator Tactical Fixed Income Fund	1.10%	$1,000.00	$994.10	$5.47	$1,019.45	$5.54

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended March 31, 2018 (182) divided by the number of days in the fiscal year (365).

Navigator Funds
ADVISORY AGREEMENTS (Unaudited)
March 31, 2018

Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund (Adviser – Clark Capital Management Group, Inc.)*

In connection with the regular meeting held on June 28-29, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Clark Capital”) and the Trust, with respect to the Navigator Equity Hedged Fund (“Navigator Equity”), Navigator Duration Neutral Bond Fund (“Navigator Duration”), Navigator Sentry Managed Volatility Fund (“Navigator Sentry”), Navigator Tactical Fixed Income Fund (“Navigator Tactical”) (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Clark Capital was founded in 1986 as an independent advisory firm, currently managed approximately $7.7 billion in assets, offering multiple investment strategies across several asset classes for high net worth individuals, corporations, various institutions, and other financial advisers either directly or through its model portfolios. They reviewed the experience of the key investment personnel, considering their education and noting a veteran investment team with varied financial industry experience. They discussed the adviser’s investment process, noting that it involved the ongoing research of various securities and technical and credit analysis. They discussed the adviser’s risk management process and the adviser’s process for monitoring compliance with the Funds’ investment limitations. They noted that the adviser selected brokers based on a number of qualitative and quantitative factors, and that the adviser’s best execution committee met periodically to review brokers. The Trustees acknowledged that the adviser had a well-organized corporate infrastructure with access to resources and qualified staff to support the investment team and overall operation. The Board concluded that the adviser should continue to provide high quality service to each Navigator Fund and its shareholders.

Performance.

Navigator Duration. The Trustees noted the Fund’s objective and Morningstar category. They observed that the Fund outperformed its referenced benchmark, the Bloomberg Barclays Municipal Bond Index, over the 1-year period, while underperforming the custom Morningstar category median and the peer group median. They also observed that the Fund underperformed the benchmark, its peer group and Morningstar category over the 3-year period, and the Fund underperformed the benchmark and category since inception, but its performance was equal to the performance of its peer group over that period. They reasoned that it appeared that the Fund was

Navigator Funds
ADVISORY AGREEMENTS (Unaudited) (Continued)
March 31, 2018

being managed consistent with its prospectus mandate. They concluded that although the Fund had experienced some adverse performance from persistent low interest rate levels, performance should improve if and when interest rates increase.

Navigator Equity. The Trustees discussed the Fund’s objective, Morningstar category and the methodology used by the adviser to manage the Fund. They discussed in detail the hedging technique the adviser applied to the Fund. They observed that over the 1-year period, although the Fund underperformed the MSCI World Net Index, it outperformed its Morningstar category and the peer group medians. The Trustees noted that recent returns indicated that the Fund experienced improved performance over prior periods, which caused the Fund to lag behind each of its benchmarks over the 3-year, 5-year, and since inception periods. The Trustees concluded that the adviser appeared to be managing the Fund in line with its prospectus, had shown improved performance, and that the adviser’s strategy should benefit investors if equity markets experience any significant downturns.

Navigator Sentry. The Trustees discussed the Fund’s objective and methodology and types of investments used by the adviser to manage the Fund. They noted that the Fund outperformed its benchmark index over the 1-year, 3-year, and since inception periods, while trailing its category and peer group medians over each time period. They reasoned that although it appeared the adviser was following its strategy, it was difficult to evaluate whether the Fund could bring value to shareholders unless faced with a significant and persistent downward move in equity markets. They concluded that the adviser had managed the Fund in a manner consistent with its objectives, and that the Trustees should allow additional time for the strategy to reveal long term benefits.

Navigator Tactical. The Trustees noted the Fund’s Morningstar category and objective, as well as the strategy and investment types the adviser used to manage the Fund. They observed that over the 3-year and since inception periods, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High Yield Index, its peer group and Morningstar category medians, and over the 1- year period outperformed each point of comparison except its benchmark index. They noted that the Fund’s monthly upside and downside capture exhibited a focus on downside protection based on a tactical strategy. They also noted the Fund’s very favorable Morningstar category rankings. Based on these demonstrated results, the Trustees concluded that performance was acceptable.

Fees and Expenses.

Navigator Duration. The Trustees reviewed the advisory fee of 1.00%, noting that the 1.00% fee was slightly above the peer group average, higher than the Morningstar category average, equal to the Morningstar selected peer group median, and well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was higher than the peer group average and Morningstar category average, but also well within the ranges of both comparison groups. They considered the adviser’s assertion that the unique and sophisticated strategy of the Fund, including the use of its hedging strategy, warranted a higher fee. After discussion, the Trustees concluded the fee was not unreasonable.

Navigator Equity. The Trustees noted the Fund’s advisory fee of 0.75% was significantly below the Morningstar selected peer group average and Morningstar category average. They noted

Navigator Funds
ADVISORY AGREEMENTS (Unaudited) (Continued)
March 31, 2018

that the Fund’s net expense ratio was also below the Morningstar category average while slightly higher than the peer group. The Trustees agreed that the adviser offered a very competitive fee and concluded that the advisory fee was not unreasonable.

Navigator Sentry. The Trustees noted the advisory fee of 0.85% was below the Morningstar selected peer group average and median but higher than the custom Morningstar category average and median. They noted that the Fund’s net expense ratio was also below the peer group average and median but higher than the custom Morningstar category average and median. The Trustees agreed that the strategy was unique and sophisticated, particularly for a mutual fund offering, however, the adviser offered a very competitive fee. Accordingly, the Trustees concluded that the advisory fee was not unreasonable.

Navigator Tactical. The Trustees reviewed the advisory fee of 0.85%, and they noted that the fee was higher than the Morningstar selected peer group average and Morningstar category average, but well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was higher than the custom Morningstar category average and median, equal to the peer group median, and lower than the peer group average, and well within the ranges of both comparison groups. They considered the adviser’s assertion that the unique and sophisticated strategy of the Fund, including the tactical nature of the strategy, warranted a higher fee. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the fees paid to the advisor for the advisory services provided to the Navigator Funds. They discussed the adviser’s assertion that economies of scale would likely be reached with respect to each Fund once it reached a certain asset level, and the adviser’s willingness to discuss breakpoints at such time. After further discussion, the Trustees concluded that with respect to each Navigator Fund, the absence of breakpoints at this time was reasonable and that the possibility of instituting breakpoints would be considered again as each Fund’s assets increase.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser with respect to each Navigator Fund and noted it had realized a profit with respect to each Fund that appeared reasonable in terms of actual dollars and as a percentage of revenue. They considered the adviser’s assertion that it had devoted significant resources and personnel to manage the Funds, and they concluded that, with respect to each Fund, excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from Clark Capital as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fees were reasonable and that renewal of the agreement was in the best interests of each Navigator Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor
Clark Capital Management Group, Inc.
1650 Market Street, 53rd Floor
Philadelphia, PA 19103

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is or will be available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/8/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/8/18